Schedule of sales revenues and purchases for related parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Related party sales revenues	$ 688,607,542	$ 633,079,773	$ 702,095,390
Cost of revenue	(672,562,832)	(620,989,960)	(688,832,965)
Related Party [Member]
Related Party Transaction [Line Items]
Related party sales revenues	177,534	290,377	511,219
Cost of revenue	(947,060)	(1,123,356)	(1,439,070)
Total, net	$ (769,526)	$ (832,979)	$ (927,851)